Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4.           Transactions with Related Parties

In June 2022, the Company entered into a new rental agreement with F.G. Europe (an affiliate of Globus’s chairman) for 902 square meters of office space for its operations within a building leased by Cyberonica S.A. (an affiliate of Globus’s chairman), at a rate of Euro 26,000 (absolute amount) for a lease period ending of August 4, 2024. In August 2024, the Company entered into a new rental agreement with F.G. Europe (an affiliate of Globus’s chairman) for the same office space, at the rate of Euro 27,500 (absolute amount) and with a lease period ending of August 4, 2027 as the previous rental agreement with F.G. Europe had expired. The Company does not presently own any real estate. As of June 30, 2025, the Company owed €34,000 (absolute amount) of back rent to F.G. Europe. During the six-month periods ended June 30, 2025 and 2024, the rent charged amounted to $178 and $175, respectively.

The depreciation charge for the respective right-of-use asset for the six-month periods ended June 30, 2025 and 2024, was $164 and $156, respectively, and was recognized in the condensed consolidated statement of comprehensive income/(loss) under depreciation. The interest expense on lease liabilities for the six-month periods ended June 30, 2025 and 2024, was $25 and $5, respectively, and recognized under interest expense and finance costs in the condensed consolidated statement of comprehensive income/(loss). The total cash outflows for leases the six-month periods ended June 30, 2025 and 2024, were approximately $154 and $170, respectively, and were recognized in the condensed consolidated statement of cash flows under the Payment of lease liability – principal and Interest Paid.

On October 23, 2024, the Company entered into two memoranda of agreement with an entity controlled by the Chairman and to which our Chief Executive Officer is also related, for the acquisition of two Kamsarmax scrubber outfitted dry bulk vessels: a 2016-built Kamsarmax dry bulk carrier (now named m/v GLBS Angel) for a purchase price of $27.5 million (absolute amount) and a 2014-built Kamsarmax dry bulk vessel (now named m/v GLBS Gigi) for a purchase price of $26.5 million (absolute amount), both paid with available cash.

An aggregate of $18 million (absolute amount) of the purchase price for the 2016-built Vessel has been paid upon its delivery and the remaining balance is to be paid in one lump sum without interest no later than one year after the date of the relevant memorandum of agreement. An aggregate of $17 million (absolute amount) of the purchase price for the 2014-built Vessel has been paid upon its delivery and the remaining balance is to be paid in one lump sum without interest no later than one year after the date of the relevant memorandum of agreement and are presented within Sellers’ Credit under current liabilities in the condensed consolidated Statement of Financial Position as of June 30, 2025.

As at December 28, 2015, Athanasios Feidakis assumed the position of Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”). On August 18, 2016, the Company entered into a consultancy agreement with an affiliated company (Goldenmare Limited) of its CEO and CFO, Mr. Athanasios Feidakis, for the purpose of providing consulting services to the Company in connection with the Company’s international shipping and capital raising activities, including but not limited to assisting and advising the Company’s CEO and CFO. The related expense for the six-month periods ended June 30, 2025 and 2024, amounted to $219 and $1,215, respectively.

4.           Transactions with Related Parties (continued)

As at June 30, 2025 and 2024, Goldenmare Limited owned 10,300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.

On July 15, 2021 Globus entered into a consultancy agreement with Eolos Shipmanagement S.A. for the purpose of providing consultancy services to Eolos Shipmanagement S.A. (an affiliate of Globus’s chairman). For these services the Company receives a daily fee of $1,000 (absolute amount). This agreement has terminated on December 3, 2024. The consulting fees for the six-month periods ended June 30, 2025 and 2024, were nil and $182, respectively, and recognized under management and consulting fee income in the condensed consolidated statements of comprehensive income/(loss).

In 2024, the Company changed the compensation of the non-executive directors to be set at $80, regardless of roles and committee seats. Compensation to Globus non-executive directors and executive director are recognized under administrative expenses payable to related parties in the condensed consolidated statements of comprehensive income/(loss). The related expense for the six-month periods ended June 30, 2025 and 2024, amounted to $160 and $144, respectively.

As of June 30, 2025 the balance due to Related parties was $596 ($1,822 as of December 31, 2024) and are included in Trade accounts payables in the accompanying condensed consolidated statement of financial position.